Issuance of Units	12 Months Ended
Dec. 31, 2013
ISSUANCE OF UNITS [Abstract]
Issuance of Units
NOTE 12 - ISSUANCE OF UNITS
On February 6, 2013, Navios Partners completed its public offering of 4,500,000 common units at $14.15 per unit and raised gross proceeds of approximately $63,675 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $195 were approximately $60,840. Pursuant to this offering, Navios Partners issued 91,837 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,299. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 675,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $9,551. The net proceeds, including the underwriting discount, were approximately $9,126 and issued 13,776 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $195.

On September 25, 2013, Navios Partners completed its public offering of 5,000,000 common units at $14.26 per unit and raised gross proceeds of approximately $71,300 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $179 were approximately $68,200. Pursuant to this offering, Navios Partners issued 102,041 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,455. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 750,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $10,695. The net proceeds, including the underwriting discount, were approximately $10,230 and issued 15,306 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $218.